9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2017
Unsecured Convertible Promissory Notes Net Tables
Schedule of unsecured convertible promissory notes
Unsecured Convertible Promissory Notes	YP Holdings, LLC (Conversion Type 1)	Various Financial Institutions and Third Parties (Conversion Type 2)	Financial Institution (Conversion Type 3)	Total
Additions	$3,150,000	$1,454,209	$—	$4,604,209
Debt discount	(3,150,000)	(1,454,209)	—	(4,604,209)
Amortization of debt discount	176,380	54,203	—	230,583
Balance at December 31, 2016	$176,380	$54,203	$—	$230,583
Additions	—	502,000	—	502,000
Assignment to financial institution	(750,000)	—	750,000	—
Debt discount	—	(502,000)	(750,000)	(1,252,000)
Amortization of debt discount	1,083,164	180,674	67,123	1,330,961
Notes converted to shares of Common Stock	(160,400)	—	(40,000)	(200,400)
Balance at December 31, 2017	$349,144	$234,877	$27,123	$611,144
Current portion	$—	$—	$3,836	$3,836
Non-current portion	$349,144	$234,877	$23,287	$607,308